PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .5%
Issuer Shares Value ($)
Communication Services  10.3%
Diversified Telecommunication Services 1.3%
CenturyLink, Inc. 3,679 35,503
Verizon Communications, Inc. 14,140 812,767
Total 848,270
Entertainment 0.7%
Activision Blizzard, Inc. 2,552 210,872
Electronic Arts, Inc.
(a)
954 135,105
Take-Two Interactive Software, Inc.
(a)
375 61,508
Zynga, Inc. Class A
(a)
2,960 29,097
Total 436,582
Interactive Media & Services 8.0%
Alphabet, Inc. Class A
(a)
1,020 1,517,709
Alphabet, Inc. Class C
(a)
1,000 1,482,960
Facebook, Inc. Class A
(a)
7,993 2,027,584
Total 5,028,253
Media 0.3%
Cable One, Inc. 16 29,161
DISH Network Corp. Class A
(a)
860 27,615
Fox Corp. Class A 1,167 30,074
Fox Corp. Class B 556 14,328
Interpublic Group of Cos., Inc. (The) 1,343 24,241
John Wiley & Sons, Inc. Class A 147 4,973
Liberty Media Corp.-Liberty SiriusXM Class
A
(a)
289 10,054
Liberty Media Corp.-Liberty SiriusXM Class
C
(a)
600 20,994
Sirius XM Holdings, Inc. 4,033 23,714
Total 185,154
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 339 6,583
Total Communication Services 6,504,842
Consumer Discretionary  11.3%
Auto Components 0.2%
Gentex Corp. 1,816 49,014
Lear Corp. 438 48,346
Total 97,360
Distributors 0.2%
LKQ Corp.
(a)
2,275 64,132
Pool Corp. 289 91,527
Total 155,659
Diversified Consumer Services 0.1%
H&R Block, Inc. 1,506 21,837
Service Corp. International 1,295 56,151
Total 77,988
Hotels, Restaurants & Leisure 0.9%
Aramark 1,828 38,607
Domino's Pizza, Inc. 290 112,117
Extended Stay America, Inc. 1,334 15,221
Hilton Worldwide Holdings, Inc. 2,101 157,680
MGM Resorts International 3,603 57,972
Wendy's Co. (The) 1,355 31,409
Wyndham Destinations, Inc. 636 16,918
Yum China Holdings, Inc. 2,657 136,145
Total 566,069
Household Durables 0.9%
DR Horton, Inc. 2,537 167,848
Leggett & Platt, Inc. 1,009 40,451
Lennar Corp. Class A 2,089 151,139
Lennar Corp. Class B 121 6,518
NVR, Inc.
(a)
24 94,324
PulteGroup, Inc. 2,063 89,947
Common Stocks (continued)
Issuer Shares Value ($)
Tempur Sealy International, Inc.
(a)
358 28,980
Total 579,207
Internet & Direct Marketing Retail 1.3%
Booking Holdings, Inc.
(a)
306 508,612
eBay, Inc. 5,029 278,003
Qurate Retail, Inc. Series A
(a)
2,902 31,661
Total 818,276
Leisure Products 0.1%
Brunswick Corp. 590 39,518
Multiline Retail 1.6%
Dollar General Corp. 1,916 364,806
Dollar Tree, Inc.
(a)
1,799 167,937
Kohl's Corp. 1,220 23,229
Target Corp. 3,654 459,965
Total 1,015,937
Specialty Retail 5.9%
AutoNation, Inc.
(a)
457 23,462
AutoZone, Inc.
(a)
176 212,506
Best Buy Co., Inc. 1,736 172,888
Burlington Stores, Inc.
(a)
495 93,060
Home Depot, Inc. (The) 8,160 2,166,398
Lowe's Cos., Inc. 5,712 850,574
Tractor Supply Co. 855 122,043
Williams-Sonoma, Inc. 580 50,530
Total 3,691,461
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. 2,707 38,250
PVH Corp. 560 27,249
Total 65,499
Total Consumer Discretionary 7,106,974
Consumer Staples  6.6%
Beverages 0.0%
Molson Coors Beverage Co. Class B 802 30,091
Food & Staples Retailing 1.7%
Kroger Co. (The) 3,416 118,843
Sprouts Farmers Market, Inc.
(a)
526 13,876
Walgreens Boots Alliance, Inc. 3,120 127,015
Walmart, Inc. 6,144 795,033
Total 1,054,767
Food Products 0.7%
Campbell Soup Co. 785 38,912
General Mills, Inc. 2,724 172,347
Ingredion, Inc. 300 25,950
JM Smucker Co. (The) 494 54,019
Kellogg Co. 1,120 77,269
Kraft Heinz Co. (The) 2,870 98,671
Total 467,168
Household Products 2.7%
Kimberly-Clark Corp. 1,504 228,668
Procter & Gamble Co. (The) 10,947 1,435,371
Spectrum Brands Holdings, Inc. 193 10,453
Total 1,674,492
Personal Products 0.1%
Herbalife Nutrition Ltd.
(a)
467 23,929
Nu Skin Enterprises, Inc. Class A 226 10,136
Total 34,065
Tobacco 1.4%
Altria Group, Inc. 8,485 349,158
Philip Morris International, Inc. 7,199 552,955
Total 902,113
Total Consumer Staples 4,162,696

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2020 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Energy  2.4%
Energy Equipment & Services 0.1%
Baker Hughes Co. 3,270 50,652
Oil, Gas & Consumable Fuels 2.3%
Antero Midstream Corp. 1,366 7,745
Cabot Oil & Gas Corp. 1,885 35,249
Chevron Corp. 9,099 763,770
ConocoPhillips 5,238 195,849
Continental Resources, Inc. 363 6,276
Devon Energy Corp. 1,829 19,186
EOG Resources, Inc. 2,826 132,398
HollyFrontier Corp. 722 19,855
Marathon Oil Corp. 3,850 21,137
Marathon Petroleum Corp. 3,124 119,337
Phillips 66 2,135 132,413
Total 1,453,215
Total Energy 1,503,867
Financials  9.7%
Banks 4.2%
Bank of America Corp. 45,091 1,121,864
Citigroup, Inc. 12,267 613,473
Citizens Financial Group, Inc. 2,580 64,010
East West Bancorp, Inc. 821 28,456
First Citizens BancShares, Inc. Class A 41 17,461
FNB Corp. 1,916 14,197
M&T Bank Corp. 748 79,251
People's United Financial, Inc. 2,482 26,781
Popular, Inc. 513 19,037
Regions Financial Corp. 5,806 63,053
Signature  Bank 306 31,374
Synovus Financial Corp. 863 17,389
Wells Fargo & Co. 22,030 534,448
Western Alliance Bancorp 582 20,923
Total 2,651,717
Capital Markets 3.7%
Bank of New York Mellon Corp. (The) 4,620 165,627
BlackRock, Inc. 867 498,534
Cboe Global Markets, Inc. 651 57,093
Eaton Vance Corp. 651 23,527
Franklin Resources, Inc. 1,633 34,375
Intercontinental Exchange, Inc. 3,170 306,793
Legg Mason, Inc. 487 24,345
Moody's Corp. 951 267,516
Nasdaq, Inc. 676 88,765
S&P Global, Inc. 1,430 500,857
SEI Investments Co. 678 35,480
State Street Corp. 2,005 127,899
T Rowe Price Group, Inc. 1,295 178,839
Total 2,309,650
Consumer Finance 0.2%
OneMain Holdings, Inc. 384 11,021
SLM Corp. 2,204 14,921
Synchrony Financial 3,489 77,211
Total 103,153
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 2,426 49,636
Jefferies Financial Group, Inc. 1,338 21,675
Voya Financial, Inc. 744 36,754
Total 108,065
Insurance 1.3%
Allstate Corp. (The) 1,842 173,866
American Financial Group, Inc. 446 27,103
Common Stocks (continued)
Issuer Shares Value ($)
Assurant, Inc. 352 37,830
Brighthouse Financial, Inc.
(a)
583 16,522
CNA Financial Corp. 167 5,561
Fidelity National Financial, Inc. 1,641 53,103
First American Financial Corp. 644 32,850
Hanover Insurance Group, Inc. (The) 222 22,617
MetLife, Inc. 4,614 174,640
Old Republic International Corp. 1,668 26,805
Principal Financial Group, Inc. 1,599 67,846
Prudential Financial, Inc. 2,359 149,490
Reinsurance Group of America, Inc. 402 34,271
Unum Group 1,239 21,348
Total 843,852
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Starwood Property Trust, Inc. 1,644 24,578
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 2,049 16,945
New York Community Bancorp, Inc. 2,641 27,810
Total 44,755
Total Financials 6,085,770
Health Care  14.1%
Biotechnology 2.5%
AbbVie, Inc. 3,643 345,757
ACADIA Pharmaceuticals, Inc.
(a)
216 8,979
Acceleron Pharma, Inc.
(a)
103 10,215
Agios Pharmaceuticals, Inc.
(a)
126 5,710
Alexion Pharmaceuticals, Inc.
(a)
428 43,866
Alkermes PLC
(a)
317 5,709
Alnylam Pharmaceuticals, Inc.
(a)
224 32,650
Amgen, Inc. 1,179 288,466
Biogen, Inc.
(a)
326 89,549
BioMarin Pharmaceutical, Inc.
(a)
344 41,215
Bluebird Bio, Inc.
(a)
132 8,012
Exact Sciences Corp.
(a)
295 27,951
Exelixis, Inc.
(a)
585 13,508
Gilead Sciences, Inc. 2,494 173,408
Global Blood Therapeutics, Inc.
(a)
115 7,760
Immunomedics, Inc.
(a)
397 16,765
Incyte Corp.
(a)
349 34,467
Ionis Pharmaceuticals, Inc.
(a)
269 15,484
Iovance Biotherapeutics, Inc.
(a)
281 8,169
Moderna, Inc.
(a)
544 40,310
Neurocrine Biosciences, Inc.
(a)
179 21,545
Regeneron Pharmaceuticals, Inc.
(a)
185 116,933
Sage Therapeutics, Inc.
(a)
106 4,830
Sarepta Therapeutics, Inc.
(a)
153 23,489
Seattle Genetics, Inc.
(a)
237 39,406
United Therapeutics Corp.
(a)
90 10,032
Vertex Pharmaceuticals, Inc.
(a)
514 139,808
Total 1,573,993
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 7,498 754,599
DENTSPLY SIRONA, Inc. 964 42,994
Envista Holdings Corp.
(a)
699 15,287
Hill-Rom Holdings, Inc. 280 27,222
Hologic, Inc.
(a)
1,075 75,014
Medtronic PLC 5,877 567,013
Zimmer Biomet Holdings, Inc. 911 122,857
Total 1,604,986
Health Care Providers & Services 2.0%
AmerisourceBergen Corp. 623 62,419
Cardinal Health, Inc. 1,257 68,657

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2020 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Cigna Corp. 1,565 270,260
CVS Health Corp. 5,696 358,506
DaVita, Inc.
(a)
354 30,936
HCA Healthcare, Inc. 1,193 151,082
Humana, Inc. 574 225,266
McKesson Corp. 689 103,460
Total 1,270,586
Life Sciences Tools & Services 0.5%
Avantor, Inc.
(a)
1,778 39,258
IQVIA Holdings, Inc.
(a)
842 133,365
PPD, Inc.
(a)
274 8,047
QIAGEN NV
(a)
976 48,263
Syneos Health, Inc.
(a)
268 16,721
Waters Corp.
(a)
272 57,977
Total 303,631
Pharmaceuticals 6.5%
Eli Lilly and Co. 3,698 555,772
Jazz Pharmaceuticals PLC
(a)
229 24,789
Johnson & Johnson 11,458 1,670,118
Merck & Co., Inc. 10,774 864,506
Mylan NV
(a)
2,266 36,505
Perrigo Co. PLC 590 31,282
Pfizer, Inc. 24,104 927,522
Total 4,110,494
Total Health Care 8,863,690
Industrials  8.6%
Aerospace & Defense 1.0%
Lockheed Martin Corp. 1,654 626,816
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 1,090 92,116
Airlines 0.2%
Copa Holdings SA Class A 208 8,619
Southwest Airlines Co. 4,009 123,838
Total 132,457
Building Products 0.8%
A O Smith Corp. 880 42,363
Allegion PLC 603 59,974
Fortune Brands Home & Security, Inc. 921 70,457
Masco Corp. 1,716 98,087
Owens Corning 709 42,873
Trane Technologies PLC 1,579 176,643
Total 490,397
Commercial Services & Supplies 0.5%
ADT, Inc. 764 6,578
Cintas Corp. 590 178,103
Republic Services, Inc. 1,422 124,070
Total 308,751
Construction & Engineering 0.1%
Quanta Services, Inc. 887 35,454
Valmont Industries, Inc. 136 16,483
Total 51,937
Electrical Equipment 1.2%
Acuity Brands, Inc. 263 26,063
Eaton Corp. PLC 2,570 239,344
Emerson Electric Co. 3,869 239,917
GrafTech International Ltd. 451 2,738
Hubbell, Inc. 355 47,914
nVent Electric PLC 1,040 18,886
Regal Beloit Corp. 267 24,556
Rockwell Automation, Inc. 761 166,005
Total 765,423
Common Stocks (continued)
Issuer Shares Value ($)
Machinery 1.8%
Allison Transmission Holdings, Inc. 745 27,833
Crane Co. 324 18,329
Cummins, Inc. 948 183,210
Dover Corp. 968 99,636
Gates Industrial Corp. PLC
(a)
292 3,078
Illinois Tool Works, Inc. 2,063 381,634
Lincoln Electric Holdings, Inc. 374 33,806
Otis Worldwide Corp. 2,700 169,398
Parker-Hannifin Corp. 852 152,440
Pentair PLC 1,081 46,321
Timken Co. (The) 414 18,903
Total 1,134,588
Professional Services 0.2%
CoreLogic, Inc. 520 35,443
FTI Consulting, Inc.
(a)
245 29,263
ManpowerGroup, Inc. 384 26,415
Robert Half International, Inc. 741 37,695
Total 128,816
Road & Rail 2.4%
CSX Corp. 5,114 364,833
Landstar System, Inc. 249 30,323
Norfolk Southern Corp. 1,722 330,986
Schneider National, Inc. Class B 393 9,876
Union Pacific Corp. 4,536 786,315
Total 1,522,333
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc.
(a)
1,064 37,347
MSC Industrial Direct Co., Inc. Class A 295 19,473
WW Grainger, Inc. 293 100,068
Total 156,888
Total Industrials 5,410,522
Information Technology  27.5%
Communications Equipment 1.1%
Arista Networks, Inc.
(a)
168 43,641
Cisco Systems, Inc. 12,211 575,138
F5 Networks, Inc.
(a)
175 23,783
Motorola Solutions, Inc. 494 69,061
Ubiquiti, Inc. 23 4,262
Total 715,885
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.
(a)
221 15,828
Avnet, Inc. 280 7,482
Zebra Technologies Corp. Class A
(a)
150 42,112
Total 65,422
IT Services 3.9%
Automatic Data Processing, Inc. 1,244 165,340
Cognizant Technology Solutions Corp. Class
A 1,556 106,306
Euronet Worldwide, Inc.
(a)
151 14,517
Fiserv, Inc.
(a)
1,650 164,653
FleetCor Technologies, Inc.
(a)
231 59,730
Gartner, Inc.
(a)
248 30,911
GoDaddy, Inc. Class A
(a)
464 32,610
Leidos Holdings, Inc. 393 37,398
Mastercard, Inc. Class A 2,580 796,007
Paychex, Inc. 930 66,886
Science Applications International Corp. 169 13,517
VeriSign, Inc.
(a)
293 62,022
Visa, Inc. Class A 4,846 922,678
WEX, Inc.
(a)
122 19,321
Total 2,491,896

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2020 (Unaudited)
4 |
Common Stocks (continued)
Issuer Shares Value ($)
Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc. 2,581 166,036
Broadcom, Inc. 1,168 369,964
Cirrus Logic, Inc.
(a)
172 11,787
Intel Corp. 12,147 579,776
KLA Corp. 444 88,725
Maxim Integrated Products, Inc. 755 51,408
Microchip Technology, Inc. 674 68,566
NVIDIA Corp. 1,672 709,915
Qorvo, Inc.
(a)
328 42,033
QUALCOMM, Inc. 3,241 342,282
Total 2,430,492
Software 10.4%
Adobe, Inc.
(a)
1,343 596,722
Aspen Technology, Inc.
(a)
192 18,674
Atlassian Corp. PLC Class A
(a)
364 64,301
Autodesk, Inc.
(a)
625 147,769
Cadence Design Systems, Inc.
(a)
799 87,291
CDK Global, Inc. 345 15,684
Citrix Systems, Inc. 355 50,680
Dropbox, Inc. Class A
(a)
688 15,652
Fortinet, Inc.
(a)
375 51,862
Intuit, Inc. 717 219,667
LogMeIn, Inc. 136 11,670
Microsoft Corp. 21,424 4,392,134
Oracle Corp. 5,539 307,138
Proofpoint, Inc.
(a)
158 18,276
RealPage, Inc.
(a)
250 15,752
ServiceNow, Inc.
(a)
541 237,607
SolarWinds Corp.
(a)
134 2,460
SS&C Technologies Holdings, Inc. 643 36,972
Synopsys, Inc.
(a)
439 87,458
VMware, Inc. Class A
(a)
215 30,145
Zoom Video Communications, Inc. Class A
(a)
471 119,592
Total 6,527,506
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. 11,699 4,972,543
HP, Inc. 4,100 72,078
NetApp, Inc. 612 27,111
Xerox Holdings Corp. 521 8,675
Total 5,080,407
Total Information Technology 17,311,608
Materials  2.5%
Chemicals 1.5%
Cabot Corp. 485 17,693
Celanese Corp. 1,042 101,282
CF Industries Holdings, Inc. 1,864 58,399
Chemours Co. (The) 1,406 26,053
Dow, Inc. 6,453 264,960
Eastman Chemical Co. 1,198 89,407
Huntsman Corp. 1,740 32,190
LyondellBasell Industries NV Class A 2,247 140,483
PPG Industries, Inc. 2,069 222,728
Total 953,195
Construction Materials 0.1%
Eagle Materials, Inc. 375 30,086
Containers & Packaging 0.6%
Avery Dennison Corp. 738 83,645
Graphic Packaging Holding Co. 2,434 33,930
International Paper Co. 3,443 119,782
Packaging Corp. of America 799 76,800
Common Stocks (continued)
Issuer Shares Value ($)
Westrock Co. 2,237 60,086
Total 374,243
Metals & Mining 0.3%
Nucor Corp. 2,673 112,132
Reliance Steel & Aluminum Co. 552 54,239
Steel Dynamics, Inc. 1,738 47,639
Total 214,010
Total Materials 1,571,534
Real Estate  3.4%
Equity Real Estate Investment Trusts (REITs) 3.2%
American Homes 4 Rent Class A 1,626 47,154
Americold Realty Trust 1,241 50,075
Brandywine Realty Trust 1,057 11,447
Brixmor Property Group, Inc. 1,885 21,697
Corporate Office Properties Trust 706 18,695
Crown Castle International Corp. 2,504 417,417
CyrusOne, Inc. 697 58,144
Douglas Emmett, Inc. 1,052 30,655
Equinix, Inc. 534 419,446
Equity LifeStyle Properties, Inc. 1,084 74,059
First Industrial Realty Trust, Inc. 797 35,004
Gaming and Leisure Properties, Inc. 1,252 45,335
Highwoods Properties, Inc. 647 24,806
Invitation Homes, Inc. 3,439 102,551
Iron Mountain, Inc. 1,817 51,221
Lamar Advertising Co. Class A 525 34,508
Mid-America Apartment Communities, Inc. 722 86,055
SBA Communications Corp. 656 204,370
Simon Property Group, Inc. 1,995 124,388
SL Green Realty Corp. 497 23,111
Spirit Realty Capital, Inc. 665 22,916
Vornado Realty Trust 1,113 38,421
WP Carey, Inc. 1,095 78,150
Total 2,019,625
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
2,103 92,132
Total Real Estate 2,111,757
Utilities  3.1%
Electric Utilities 1.4%
Entergy Corp. 1,812 190,496
Exelon Corp. 8,680 335,135
NRG Energy, Inc. 2,099 70,967
OGE Energy Corp. 1,775 58,397
PG&E Corp.
(a)
5,653 52,855
PPL Corp. 6,972 185,595
Total 893,445
Gas Utilities 0.1%
National Fuel Gas Co. 739 29,981
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 5,828 88,760
Vistra Corp. 4,366 81,470
Total 170,230
Multi-Utilities 1.3%
DTE Energy Co. 1,745 201,774
MDU Resources Group, Inc. 1,766 37,051
Public Service Enterprise Group, Inc. 4,574 255,870

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2020 (Unaudited)
| 5
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2020.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Sempra Energy 2,726 339,278
Total 833,973
Total Utilities 1,927,629
Total Common Stocks
(Cost $56,284,376) 62,560,889
Exchange-Traded Equity Funds 0 .2%
Issuer Shares Value ($)
Financials  0.2%
Financial Select Sector SPDR Fund 4,756 114,287
Total Exchange-Traded Equity Funds
(Cost $108,099) 114,287
Money Market Funds 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.047%
(b)
139,995 139,995
Total Money Market Funds
(Cost $139,995) 139,995
Total Investments in Securities
(Cost $56,532,470) 62,815,171
(c)
Other Assets & Liabilities, Net 49,558
Net Assets 62,864,729
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/
(loss)
($) Dividends($)
End of period
shares
Ameriprise Financial, Inc. 8,299 2,689 (10,659) (329) – 1,280 53 –
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.